Financial Instruments and Risk Management (Details) - Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)
Financial Instruments and Risk Management (Details) - Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	$ 1,157,400	€ (110,632)		$ 218,261	€ (1,656,992)	$ 879,531
Trade and other payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	(129,943)	(86,547)		(1,086,206)	(1,452,883)
Accrued expenses [Member]
Financial Instruments and Risk Management (Details) - Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	(91,355)	(26,737)		(220,616)	(299,435)
Cash and cash equivalents [Member]
Financial Instruments and Risk Management (Details) - Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	7,637	2,652		1,791	3,462
Trade and other receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	$ 1,371,060			$ 1,523,292	€ 91,864	$ 879,531